Annual Total Returns- Vanguard Ultra-Short-Term Bond Fund (Retail) [BarChart] - Retail - Vanguard Ultra-Short-Term Bond Fund - Investor Shares	2016	2017	2018	2019	2020
Total	1.29%	1.23%	1.95%	3.34%	1.95%